OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other receivables [Abstract]
Government authorities	$ 241	$ 122
Grant receivables	276	190
Patent cost reimbursement	539	89
Accrued bank interests	82	114
Prepaid expenses	886	275
Restricted cash	47	47
Other	8	24
Other receivables	$ 2,079	$ 861